Preparation of financial statements	3 Months Ended
Mar. 31, 2023
Preparation of financial statements
Preparation of financial statements

1. Preparation of financial statements

Our condensed consolidated interim financial statements include the accounts of voxeljet AG and its wholly-owned subsidiaries voxeljet America Inc. (‘voxeljet America’) and voxeljet India Pvt. Ltd. (‘voxeljet India’), as well as voxeljet China Co. Ltd. (‘voxeljet China’), where voxeljet AG holds 88.52%, which are collectively referred to herein as the ‘Group’ or the ‘Company’, which is listed on the NASDAQ Capital Market (‘NASDAQ’). The liquidation of voxeljet UK Ltd. (‘voxeljet UK’), our UK subsidiary, was finalized on February 17, 2022, upon submission of final account by liquidators to the Companies House, the affairs of voxeljet UK were fully wound up. Therefore, voxeljet UK accounts were deconsolidated in the first quarter of 2022.

Our condensed consolidated interim financial statements were prepared in compliance with all applicable measurement and presentation rules contained in International Financial Reporting Standards (‘IFRS’) as set forth by the International Accounting Standards Board (‘IASB’) and Interpretations of the IFRS Interpretations Committee (‘IFRIC’). The designation IFRS also includes all valid International Accounting Standards (‘IAS’); and the designation IFRIC also includes all valid interpretations of the Standing Interpretations Committee (‘SIC’). Specifically, these financial statements were prepared in accordance with the disclosure requirements and the measurement principles for interim financial reporting purposes specified by IAS 34. Our condensed consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto that are included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2022. The results of operations for the three months ended March 31, 2023, are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2023.

The IASB issued a number of new IFRS standards which are required to be adopted in annual periods beginning after December 31, 2022.

Standard	Effective date	Descriptions
IFRS 17	01/2023	Amendments to IFRS 17 Insurance Contracts
IAS 1	01/2023	Amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgments
IAS 8	01/2023	Amendment to IAS 8 - Definition of Accounting Estimate
IAS 12	01/2023	Amendments to IAS 12 - Deferred Taxes in Connection with Assets and Liabilities arising from a single transaction
IFRS 17 and IFRS 9	01/2023	Initial Application of IFRS 17 and IFRS 9―Comparative Information (Amendment to IFRS 17)
IAS 1	01/2024	Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants (Amendments to IAS 1)
IFRS 16	01/2024	Lease Liability in a Sale and Leaseback

The adoption of standards effective 01/2023 did not have a material impact on the interim financial statements as of and for the three months ended March 31, 2023. The Company has not yet conclusively determined what impact the new standards, amendments or interpretations effective 01/2024 will have on its financial statements, but does not expect they will have a significant impact. The Company has not early adopted any of these new and amended standards and interpretations and intends to adopt them, if applicable, when they become effective.

The condensed consolidated interim financial statements as of and for the three months ended March 31, 2023 and 2022 were authorized for issue by the Management Board on May 17, 2023.

Going concern

The financial statements have been prepared on the basis of going concern which contemplates continuity of normal business activities and the realization of assets and settlement of liabilities in the ordinary course of business.

voxeljet has recognized continuous net losses during the three months ended March 31, 2023, full year 2022, 2021 and 2020 amounting to kEUR 3,251, kEUR 11,409, kEUR 10,586 and kEUR 15,481, respectively. Additionally, voxeljet had negative cash flows from operating activities in the three months ended March 31, 2023, full year 2022, 2021 and 2020 of kEUR 3,102, kEUR 9,184, kEUR 6,537 and kEUR 6,598, respectively, mainly due to continuous net losses.

During 2021, in January, February and July, the Company completed three registered direct offerings and sales of a total of 2,190,711 ADSs, which provided voxeljet with total gross proceeds of approximately USD 32.0 million (€ 26.6 million) before deducting fees and expenses. Further, on October 13, 2022, the Company announced that it has completed another registered direct offering and sale of 1,279,070 ordinary shares in the form of ADSs at a purchase price of USD 3.44 (€ 3.60) per share. The gross proceeds of the offering amounted to approximately USD 4.4 million (€ 4.6 million).

On October 31, 2022 the Company closed a sale and leaseback transaction (the “Sale-Leaseback”) regarding voxeljet AG’s properties located in Friedberg, Free State of Bavaria, Germany with IntReal International Real Estate Kapitalverwaltungsgesellschaft mbH, which was initiated on August 11, 2022. Under this agreement, voxeljet was entitled to receive proceeds from the sale amounting to € 26.5 million and entered into a long-term lease contract. Simultaneously, on August 11, 2022, voxeljet initiated the full settlement of the Finance Contract entered into with the European Investment Bank (the “EIB”), dated November 9, 2017 (the “Finance Contract”), including the repayment of tranche A and B1 thereunder, including all interest for a fixed amount of € 22.0 million. In addition, the Company initiated the early settlement of certain loans for which the sold properties were collateralized, which were granted by Sparkasse Schwaben-Bodensee, Germany (formerly Kreissparkasse Augsburg) (“Sparkasse”) with a settlement of € 0.8 million in August 2022 and € 3.1 million in October 2022. Consequently, the Company has written down the bifurcated embedded derivative financial instruments relating to the performance participation interest for tranche A and tranche B. The write-down resulted from the early repayment of the Finance Contract with EIB in October 2022. The write-down of the bifurcated embedded derivative financial asset relating to the performance participation interest for tranche A resulted in finance expense amounting to kEUR 2,827, and the bifurcated embedded derivative financial liability for the performance participation interest for tranche B1 resulted in finance income of kEUR 516.

The closing process of the transaction, which began through the initiation of the Sale-Leaseback at the notary on August 11, 2022, was successfully finalized on October 31, 2022. The closing included the receipt of the proceeds from IntReal International Real Estate Kapitalverwaltungsgesellschaft mbH, the settlements with EIB and Sparkasse and the subsequent initiation of the release process for land charges and commencement of the long-term lease contract on November 1, 2022. These steps further improved voxeljet’s liquidity and financial flexibility, and released the Company from all covenants in the Finance Contract, including a Minimum Cash/Cash Equivalents requirement (the “Minimum Cash Covenant”).

In December 2022, the Company privately placed 828,943 ADSs, each representing one ordinary share, at a purchase price of USD 2.16 (€ 2.04), with the institutional investor Anzu Ventures II LLC (“Anzu”). The capital increase was registered on December 22, 2022 and the private placement was completed when voxeljet received the remaining portion of the related funds amounting to USD 0.9 million (€ 0.9 million) in January 2023. The first portion of USD 0.9 million (€ 0.8 million) was received in December 2022. This capital increase provided the Company with gross proceeds of USD 1.8 million (€ 1.7 million) before deducting fees and expenses.

In January 2023, the Company issued a promissory note to Anzu (the “Anzu Note”), in a principal amount of USD 3.2 million (€ 3.0 million). The Anzu Note matures on January 3, 2028, and includes interest payable monthly at a rate of 3% per annum. In addition, the Anzu Note includes a voluntary prepayment right for voxeljet, and, in the case of fundamental changes including a change of control in voxeljet, a right by voxeljet to repay the Anzu Note and a right by Anzu to require that voxeljet repurchases the Anzu Note. The aforementioned rights are considered to be embedded derivatives that have to be bifurcated. A one-time interest payment equal to the above principal amount of USD 3.2 million (€ 3.0 million) is required to be paid upon maturity or at time of prepayment. The terms of the Anzu Note include certain covenants and events of default.

The capital increases described above improved voxeljet’s liquidity as well as equity ratio significantly. Also the financing received through the Anzu Note had a positive impact on the Company’s cash reserves. In addition, the closing of the Sale-Leaseback in connection with the early settlement of certain loans, released voxeljet from significant financial obligations mainly related to the repayment of tranche A thereunder, including the performance participation interest from the loan received from the EIB. Tranche A would have become due in December 2022 amounting to approximately € 14.6 million reduced or increased by the fair value of the performance participation interest. The early settlement further released the Company from all the covenants in the Finance Contract with the EIB, including the Minimum Cash Covenant.

In spite of this success, according to the Group’s current liquidity forecasts, voxeljet will require further funding in the second half of 2023 to maintain its operations. Therefore, management is taking steps to raise additional funds, including meetings with potential new and existing investors and banks, which may include debt and/or equity financing, and there can be no assurance that the Company will be able to raise further funds on terms favorable to the Company, if at all.

The ongoing conflict between Russia and Ukraine raises further risks and uncertainties. The heightened use of trade restrictions and sanctions, including tariffs or prohibitions on technology transfers to achieve diplomatic ends could impact voxeljet’s ability to conduct its business as planned. A spill-over of the conflict to neighboring countries, the European Union or NATO members could result in further adverse impacts on the Company’s business, including a drop in market demand, price increases for raw materials and energy or delays in the global supply chain.

These events and conditions described above raise material uncertainties that may cast significant doubt upon voxeljet’s ability to continue as a going concern. Despite the ongoing losses, reduced cash flow as well as with the existing financial obligations, management assumes that voxeljet will continue as a going concern. However, the going concern is dependent upon management and the Company being successful in:

-	achievement of budgeted sales; and

-	successful fund raising in form of equity and/or debt.

Those assumptions are included in the Company’s current liquidity forecasts and management believes that the Company has the ability to meet its financial obligations for at least the next 12 months from the authorization for issuance of these condensed consolidated interim financial statements as of and for the three months ended March 31, 2023 by the Management Board on May 17, 2023 and therefore continues as a going concern.

Correction of error

In the third quarter of 2022, the Company corrected the other comprehensive income (loss) that may be reclassified subsequently to profit or loss, which was misstated in the first quarter of 2022, relating to reclassification of the foreign currency translation reserve to profit and loss accounts on deconsolidation of voxeljet UK amounting to kEUR 1,475, related to the finalization of the wind-up on February 17, 2022.

As a result, the amount of other comprehensive loss that may be reclassified subsequently to profit or loss for the first quarter of 2022 and for the six months ended June 30, 2022 was increased. Accordingly, total comprehensive loss as of March 31, 2022 and June 30, 2022 amounts to kEUR 2,316, (thereof kEUR 2,251 attributable to the owners of the Company and kEUR 65 attributable to non-controlling interest) and kEUR 4,323 (thereof kEUR 4,282 attributable to the owners of the Company and kEUR 41 attributable to non-controlling interest), respectively.